Expenses by nature - General and administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature
Salaries and benefits	$ 9,929	$ 9,097
Consulting and professional fees	6,016	2,922
Office expenses	2,211	2,182
Marketing and communication expenses	804	815
Share-based compensation expense	1,059	668
Listing and filing fees	299	257
Director expenses	941	1,307
Travelling expense	368	237
Other	2,210	2,785
Total General and administrative expenses	$ 23,837	$ 20,270